Shareholder Report, Holdings (Details) - C000246579 [Member]	May 31, 2025
Vanguard Small-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Vanguard Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Vanguard Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Global Payments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Lithia Motors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Ameriprise Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%